Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	24
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$6,537,065.74	0.0261483	$-	-	$6,537,065.74
Class A-2-B Notes	$3,791,498.13	0.0261483	$-	-	$3,791,498.13
Class A-3 Notes	$255,000,000.00	1.0000000	$245,205,549.55	0.9615904	$9,794,450.45
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$417,338,563.86	0.4119787	$397,215,549.55	0.3921141	$20,123,014.31

Weighted Avg. Coupon (WAC)	3.14%		3.13%
Weighted Avg. Remaining Maturity (WARM)	36.27		35.36
Pool Receivables Balance	$447,815,997.90		$426,869,063.36
Remaining Number of Receivables	39,750		38,933

Adjusted Pool Balance	$432,648,550.41		$412,525,536.10

III. COLLECTIONS

Principal:
Principal Collections	$20,334,099.33
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$469,644.20
Total Principal Collections	$20,803,743.53

Interest:
Interest Collections	$1,174,084.63
Late Fees & Other Charges	$41,870.12
Interest on Repurchase Principal	$-
Total Interest Collections	$1,215,954.75

Collection Account Interest	$13,727.67
Reserve Account Interest	$1,811.58
Servicer Advances	$-

Total Collections	$22,035,237.53

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	24
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$22,035,237.53
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$22,035,237.53

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$373,180.00	$-	$373,180.00	373,180.00
	Collection Account Interest					$13,727.67
	Late Fees & Other Charges					$41,870.12
Total due to Servicer						$428,777.79

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$5,393.08		$5,393.08
	Class A-2-B Notes		$5,212.97		$5,212.97
	Class A-3 Notes		$310,250.00		$310,250.00
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$444,907.22		$444,907.22	444,907.22

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$21,011,143.35

9.	Regular Principal Distribution Amount:					20,123,014.31

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$6,537,065.74
	Class A-2-B Notes				$3,791,498.13
	Class A-3 Notes				$9,794,450.45
	Class A-4 Notes				$-
	Class A Notes Total:		$20,123,014.31		$20,123,014.31
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$20,123,014.31		$20,123,014.31

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					888,129.04

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,167,447.49
Beginning Period Amount	$15,167,447.49
Current Period Amortization	$823,920.23
Ending Period Required Amount	$14,343,527.26
Ending Period Amount	$14,343,527.26
Next Distribution Date Required Amount	$13,543,249.47

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	24
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.54%	3.71%	3.71%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.63%	38,401	98.31%	$419,647,821.16
30 - 60 Days	1.02%	397	1.25%	$5,337,544.23
61 - 90 Days	0.30%	117	0.38%	$1,621,123.66
91-120 Days	0.05%	18	0.06%	$262,574.31
121 + Days	0.00%	0	0.00%	$-
Total		38,933		$426,869,063.36

Delinquent Receivables 30+ Days Past Due
Current Period	1.37%	532	1.69%	$7,221,242.20
1st Preceding Collection Period	1.36%	541	1.62%	$7,261,568.92
2nd Preceding Collection Period	1.22%	495	1.49%	$6,988,570.50
3rd Preceding Collection Period	1.19%	491	1.45%	$7,112,324.39
Four-Month Average	1.28%		1.56%

Repossession in Current Period		40		$506,995.52
Repossession Inventory		82		$446,034.06

Current Charge-Offs
Gross Principal of Charge-Offs				$612,835.21
Recoveries				$(469,644.20)
Net Loss				$143,191.01

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.38%

Average Pool Balance for Current Period				$437,342,530.63

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.39%
1st Preceding Collection Period				1.54%
2nd Preceding Collection Period				0.51%
3rd Preceding Collection Period				-0.10%
Four-Month Average				0.58%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		64	1,542	$21,072,904.31
Recoveries		62	1,296	$(10,844,808.44)
Net Loss				$10,228,095.87
Cumulative Net Loss as a % of Initial Pool Balance				0.96%

Net Loss for Receivables that have experienced a Net Loss *		45	1,158	$10,249,510.49
Average Net Loss for Receivables that have experienced a Net Loss				$8,851.05

Principal Balance of Extensions				$1,882,641.69
Number of Extensions				135

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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